Consolidated statement of changes in equity - GBP (£) £ in Millions	Total	Total share-holders’ equity	Share capital	Share premium account	Retained earnings	Other equity reserves	Non-controlling interests
Equity, beginning balance at Mar. 31, 2025	£ 37,826	£ 37,803	£ 638	£ 1,292	£ 40,106	£ (4,233)	£ 23
Profit for the period	618	617			617		1
Other comprehensive income/(loss) for the period	(389)	(389)			102	(491)
Total comprehensive income for the period	229	228			719	(491)	1
Equity dividends	(894)	(894)			(894)
Scrip dividend-related share issue	(1)	(1)	7	(8)
Issue of treasury shares	38	38			38
Transactions in own shares	(1)	(1)			(1)
Other movements in non-controlling interests	4						4
Share-based payments	17	17			17
Equity, ending balance at Sep. 30, 2025	37,218	37,190	645	1,284	39,985	(4,724)	28
Equity, beginning balance at Mar. 31, 2026	39,330	39,299	647	1,285	41,909	(4,542)	31
Profit for the period	1,344	1,343			1,343		1
Other comprehensive income/(loss) for the period	78	78			84	(6)
Total comprehensive income for the period	1,422	1,421			1,427	(6)	1
Equity dividends	(990)	(990)			(990)
Scrip dividend-related share issue	(2)	(2)	6	(8)
Issue of treasury shares	22	22			22
Transactions in own shares	(2)	(2)			(2)
Other movements in non-controlling interests	4						4
Share-based payments	25	25			25
Cash flow hedges transferred to the statement of financial position, net of tax	6	6				6
Equity, ending balance at Sep. 30, 2026	£ 39,815	£ 39,779	£ 653	£ 1,277	£ 42,391	£ (4,542)	£ 36